Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	Global Business Travel Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39576
Entity Tax Identification Number	98-0598290
Entity Address, Address Line One	666 3rd Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	344-1290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value of $0.0001 per share
Trading Symbol	GBTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001820872